Taxation - Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Income Tax Provision Abstract
Current income tax expenses	$ (203)	$ 595
Deferred income tax benefit		(669)
Total income tax benefit	$ (203)	$ (74)